Commitments - Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2013
Operating leases
Operating Leases Future Minimum Payments Due In 2014	$ 51
Operating Leases Future Minimum Payments Due In 2015	46
Operating Leases Future Minimum Payments Due In 2016	40
Operating Leases Future Minimum Payments Due In 2017	28
Operating Leases Future Minimum Payments Due In 2018	23
Operating Leases Future Minimum Payments Due Thereafter	163
Operating Leases Future Minimum Payments Due	351
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2014	172
Port Facilities And Other Contractual Commitments Due In 2015	157
Port Facilities And Other Contractual Commitments Due In 2016	129
Port Facilities And Other Contractual Commitments Due In 2017	115
Port Facilities And Other Contractual Commitments Due In 2018	101
Port Facilities And Other Contractual Commitments Due Thereafter	613
Port Facilities And Other Contractual Commitments Due	1,287
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2014	223
Leases And Other Future Minimum Payments Due In 2015	203
Leases And Other Future Minimum Payments Due In 2016	169
Leases And Other Future Minimum Payments Due In 2017	143
Leases And Other Future Minimum Payments Due In 2018	124
Leases And Other Future Minimum Payments Due Thereafter	776
Leases And Other Future Minimum Payments Due	$ 1,638